Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of basic and diluted earnings per share

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Profit (loss) for the year, net	269,535	50,650	(102,749)
Weighted average number of ordinary shares	87,862,531	88,242,621	87,473,056

Basic earnings (loss) per share	3.068	0.574	(1.175)

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Profit (loss) for the year, net	269,535	50,650	(102,749)
Weighted average number of ordinary shares	97,830,538	93,273,978	87,473,056

Diluted earnings (loss) per share	2.755	0.543	(1.175)